Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Jordan Opportunity Fund (Prospectus Summary) | Jordan Opportunity Fund | Jordan Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JORDX

Jordan Opportunity Fund (Prospectus Summary) | Jordan Opportunity Fund
SUMMARY SECTION
Investment Objective
Jordan Opportunity Fund (the "Fund") seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Jordan Opportunity Fund
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Jordan Opportunity Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.34%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.36%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total annual fund operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Jordan Opportunity Fund	138	431	745	1,635

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 234%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in companies that Hellman, Jordan Management Co., Inc. (the
"Sub-Adviser") believes are experiencing or will experience earnings growth.
The Fund is non-diversified and invests primarily in publicly traded stocks of
U.S. companies irrespective of market capitalization size. At any given time, the Fund may have more than 25% of its assets in any one of the following sectors-consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology or telecommunications services. The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including American Depositary Receipts ("ADRs"). The Fund may invest from time to time in emerging markets through ADRs.

The Fund will not invest more than 35% of its total assets in debt securities such as government or corporate bonds, including direct and indirect obligations of the U.S. Government. As part of its holdings in fixed-income securities, the
Fund may also invest up to 25% of its assets in non-investment grade debt securities of U.S. issuers, otherwise known as "high-yield" or "junk" bonds."
The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Fund may also sell options purchased and write "covered" call options.

The Sub-Adviser may sell a stock if: (1) it subsequently fails to meet the
Sub-Adviser's initial investment criteria; (2) a more attractively priced company is found or if funds are needed for other purposes; (3) it becomes overvalued relative to the long-term expectation for the stock price; or
(4) views change of the individual holdings as well as the general market.
The Sub-Adviser actively trades the Fund's portfolio.
Principal Risks of Investing in the Fund
There is a risk that you could lose all or a portion of your investment in the
Fund. The principal risks of an investment in the Fund include:

o  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time;

o  Management Risk: The portfolio manager's judgment as to the growth potential or value of a stock proves to be wrong;

o  Company Risk: The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio;

o  Small and Medium Company Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges;

o  Foreign and Emerging Markets Risk: Foreign securities, including ADRs, involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets; these risks are greater in emerging markets;

o  Non-Diversification Risk: The Fund is non-diversified, which means that, under the Investment Company Act of 1940, as amended (the "1940 Act"), there is no restriction on how much the Fund may invest in the securities of a single issuer, which may expose the Fund to greater losses;

o  Sector-Focus Risk: Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors.
   If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector;

o  Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may
   (increase) decrease prepayments of principal when interest rates (fall)
   increase, affecting the maturity of the debt security and causing the value of the security to decline;

o  Non-Investment Grade Debt Securities Risk: The issuers of fixed income securities, particularly non-investment grade, otherwise known as "high-yield"
   or "junk" bonds, held by the Fund, may fail to make timely payments of interest or principal, or may stop making such payments all together;

o  Derivatives Risk: Purchasing options can be riskier than many investment strategies and may result in greater volatility for the Fund; and

o  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund's shareholders.
Performance Information
The following chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Updated performance information is available on the Fund's website at
www.jordanopportunity.com.

Effective April 30, 2009, the Jordan Opportunity Fund, a series of Forum Funds
("Predecessor Fund"), reorganized into the Fund, which is a series of
Professionally Managed Portfolios. Performance shown prior to May 1, 2009 is that of the Predecessor Fund. In January 2005, a limited partnership managed by the Sub-Adviser reorganized into the Predecessor Fund. The performance shown below for periods prior to January 2005 is that of the limited partnership.
For periods ending December 31,

Best Quarter Q2 2003 26.28% Worst Quarter Q4 2008 -26.01%
Average Annual Total Returns for the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Jordan Opportunity Fund	Return Before Taxes	(7.86%)	3.63%	5.65%
Jordan Opportunity Fund After Taxes on Distributions	Return After Taxes on Distributions	(7.86%)	3.17%	4.90%
Jordan Opportunity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.11%)	2.91%	4.58%
Jordan Opportunity Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs").

In certain cases, the "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Jordan Opportunity Fund (Prospectus Summary) | Jordan Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Jordan Opportunity Fund (the "Fund") seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 234%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	234.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total annual fund
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests in companies that Hellman, Jordan Management Co., Inc. (the
"Sub-Adviser") believes are experiencing or will experience earnings growth.
The Fund is non-diversified and invests primarily in publicly traded stocks of
U.S. companies irrespective of market capitalization size. At any given time, the Fund may have more than 25% of its assets in any one of the following sectors-consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology or telecommunications services. The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including American Depositary Receipts ("ADRs"). The Fund may invest from time to time in emerging markets through ADRs.

The Fund will not invest more than 35% of its total assets in debt securities such as government or corporate bonds, including direct and indirect obligations of the U.S. Government. As part of its holdings in fixed-income securities, the
Fund may also invest up to 25% of its assets in non-investment grade debt securities of U.S. issuers, otherwise known as "high-yield" or "junk" bonds."
The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Fund may also sell options purchased and write "covered" call options.

The Sub-Adviser may sell a stock if: (1) it subsequently fails to meet the
Sub-Adviser's initial investment criteria; (2) a more attractively priced company is found or if funds are needed for other purposes; (3) it becomes overvalued relative to the long-term expectation for the stock price; or
(4) views change of the individual holdings as well as the general market.
		The Sub-Adviser actively trades the Fund's portfolio.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	There is a risk that you could lose all or a portion of your investment in the
Fund. The principal risks of an investment in the Fund include:

o  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time;

o  Management Risk: The portfolio manager's judgment as to the growth potential or value of a stock proves to be wrong;

o  Company Risk: The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio;

o  Small and Medium Company Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges;

o  Foreign and Emerging Markets Risk: Foreign securities, including ADRs, involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets; these risks are greater in emerging markets;

o  Non-Diversification Risk: The Fund is non-diversified, which means that, under the Investment Company Act of 1940, as amended (the "1940 Act"), there is no restriction on how much the Fund may invest in the securities of a single issuer, which may expose the Fund to greater losses;

o  Sector-Focus Risk: Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors.
   If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector;

o  Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may
   (increase) decrease prepayments of principal when interest rates (fall)
   increase, affecting the maturity of the debt security and causing the value of the security to decline;

o  Non-Investment Grade Debt Securities Risk: The issuers of fixed income securities, particularly non-investment grade, otherwise known as "high-yield"
   or "junk" bonds, held by the Fund, may fail to make timely payments of interest or principal, or may stop making such payments all together;

o  Derivatives Risk: Purchasing options can be riskier than many investment strategies and may result in greater volatility for the Fund; and

o  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax
		consequences to the Fund's shareholders.
Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that, under the Investment Company Act of 1940, as amended (the "1940 Act"), there is no restriction on how much the Fund may invest in the securities of a single issuer, which may expose the Fund to greater losses;
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's returns compare to a broad measure of market performance. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Updated performance information is available on the Fund's website at
www.jordanopportunity.com.

Effective April 30, 2009, the Jordan Opportunity Fund, a series of Forum Funds
("Predecessor Fund"), reorganized into the Fund, which is a series of
Professionally Managed Portfolios. Performance shown prior to May 1, 2009 is that of the Predecessor Fund. In January 2005, a limited partnership managed by the Sub-Adviser reorganized into the Predecessor Fund. The performance shown
		below for periods prior to January 2005 is that of the limited partnership.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's returns compare to a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.jordanopportunity.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	For periods ending December 31,
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2 2003 26.28% Worst Quarter Q4 2008 -26.01%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs").

In certain cases, the "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax
		returns depend on your tax situation and may differ from those shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the period ended December 31, 2011
Jordan Opportunity Fund (Prospectus Summary) | Jordan Opportunity Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Jordan Opportunity Fund (Prospectus Summary) | Jordan Opportunity Fund | Jordan Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Annual Return 2002	rr_AnnualReturn2002	(25.10%)
Annual Return 2003	rr_AnnualReturn2003	42.91%
Annual Return 2004	rr_AnnualReturn2004	13.20%
Annual Return 2005	rr_AnnualReturn2005	9.19%
Annual Return 2006	rr_AnnualReturn2006	9.49%
Annual Return 2007	rr_AnnualReturn2007	25.79%
Annual Return 2008	rr_AnnualReturn2008	(37.44%)
Annual Return 2009	rr_AnnualReturn2009	43.39%
Annual Return 2010	rr_AnnualReturn2010	14.93%
Annual Return 2011	rr_AnnualReturn2011	(7.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.65%
Jordan Opportunity Fund (Prospectus Summary) | Jordan Opportunity Fund | Jordan Opportunity Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.90%
Jordan Opportunity Fund (Prospectus Summary) | Jordan Opportunity Fund | Jordan Opportunity Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.58%

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.